Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	[1]	Royalties	Fees	Total Payments
Total	$ 135,147,000		$ 26,987,920	$ 173,957	$ 162,308,877
Wyoming [Member]
Total			$ 26,987,920	$ 173,957	$ 27,161,877

[1]	*Represents payments at the entity level of U.S. federal income taxes.